Statutory Income Tax Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Income Tax Reconciliation [Line Items]
Taxes at the U.S. federal income tax rate	$ 1,125		$ 11,310	$ (4,618)	$ (21,300)
U.S./Canadian tax rate differential	2		19	234	175
U.S. state and Canadian provincial income taxes, net of federal benefit	74		1,314	(494)	(2,517)
Non-deductible expenses	17		46	80	76
Domestic production activities deduction	(108)
Valuation allowance			(12,559)	4,446	23,259
Other					(9)
Income tax expense (benefit)	$ 1,110		$ 130	$ (352)	$ (316)
Effective rate	34.53%	38.00%	0.40%	2.67%	0.52%